Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	The Registrant is filing this Form N-CSR/A to amend the Form N-CSR for the period ended May 31, 2024 originally filed with the Securities and Exchange Commission on July 31, 2024, to correct tagging in the Tailored Shareholder Reports for all series of the Registrant. Other than the aforementioned revisions, this amendment does not amend, update or change any other items or disclosures found the original Form N-CSR filing for the Registrant submitted on July 31, 2024.
Registrant Name	SATURNA INVESTMENT TRUST
Entity Central Index Key	0000811860
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000065113
Shareholder Report [Line Items]
Fund Name	Sextant Bond Income Fund
Class Name	SEXTANT BOND INCOME
Trading Symbol	SBIFX
Annual or Semi-Annual Statement [Text Block]	This Semiannual Shareholder Report contains important information about the Sextant Bond Income Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/bond-income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/bond-income-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Bond Income	$32.78	0.65%

Expenses Paid, Amount	$ 32.78
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, the Sextant Bond Income Fund returned 1.71% and the Bloomberg US Aggregate Bond Index returned 2.12%. For the five-year period ended May 31, 2024, the Fund reported an annualized total return of -1.04%, compared to -0.17% for the Index. The primary reason for the Fund’s underperformance was its longer effective duration.

Factors Affecting Past Performance

Persistent high inflation, economic growth uncertainty, and widening deficits among most world economies brought considerable market volatility in fiscal 2024. The Treasury curve was highly volatile throughout the year, with swings of over 100 basis points (bps) across the curve. Ultimately, the curve shifted up over the year, especially in the long end, marking a pronounced bear steepener.

As of May 31, 2024, the Sextant Bond Income Fund had nearly 47% of assets in bonds maturing in 10+ years. In comparison, the Bloomberg US Aggregate Bond Index only held about 20% of such bonds. The Fund’s effective duration was 7.25 years, longer than that of the Index, with an effective duration of 6.06 years. More exposure to movements in interest rates resulted in additional downward movement in net asset value (NAV). However, the Fund was positioned as conservatively as possible within its objectives and mandate.

The Sextant Bond Income Fund maintained an average effective maturity of 10.43 years in fiscal 2024, up from 9.81 years for fiscal 2023. The Fund is defensively positioned relative to the effective maturity of the Morningstar Long-Term Bond category average at 18.7 years. The Fund also targets holdings with a bigger coupon, allowing income to contribute to price stability. As a result, the Fund was in the 22nd percentile of its Morningstar category for the three-year period ended May 31, 2024.

Looking Forward

Federal Reserve policy changes, economic uncertainty, persistent high inflation, and elevated geopolitical risks may lead to continued volatility for yields and the Treasury curve in fiscal 2025. The Sextant Bond Income Fund portfolio remains defensively positioned to better withstand anticipated yield curve changes, currency movements, and inflationary pressures. Our goal has always been to choose good companies and invest through cycles rather than engage in market timing with outsized active bets.

Line Graph [Table Text Block]
	Sextant Bond Income Fund $10,931	Bloomberg US Aggregate Bond Index $11,329
May - 14	10,000	10,000
June - 14	10,005	10,005
July - 14	10,012	9,980
August - 14	10,151	10,090
September - 14	10,041	10,022
October - 14	10,145	10,120
November - 14	10,227	10,192
December - 14	10,255	10,202
January - 15	10,514	10,415
February - 15	10,361	10,318
March - 15	10,411	10,365
April - 15	10,320	10,328
May - 15	10,307	10,303
June - 15	10,176	10,191
July - 15	10,244	10,262
August - 15	10,193	10,247
September - 15	10,260	10,316
October - 15	10,169	10,318
November - 15	10,178	10,291
December - 15	10,105	10,258
January - 16	10,229	10,399
February - 16	10,335	10,473
March - 16	10,485	10,569
April - 16	10,529	10,609
May - 16	10,557	10,612
June - 16	10,867	10,803
July - 16	10,973	10,871
August - 16	10,978	10,859
September - 16	10,940	10,852
October - 16	10,821	10,769
November - 16	10,474	10,514
December - 16	10,499	10,529
January - 17	10,528	10,550
February - 17	10,637	10,621
March - 17	10,624	10,615
April - 17	10,687	10,697
May - 17	10,821	10,779
June - 17	10,828	10,769
July - 17	10,900	10,815
August - 17	11,014	10,912
September - 17	10,956	10,860
October - 17	10,985	10,866
November - 17	10,947	10,852
December - 17	11,039	10,902
January - 18	10,876	10,777
February - 18	10,774	10,674
March - 18	10,846	10,743
April - 18	10,725	10,663
May - 18	10,840	10,739
June - 18	10,780	10,726
July - 18	10,789	10,728
August - 18	10,884	10,797
September - 18	10,802	10,728
October - 18	10,703	10,643
November - 18	10,752	10,707
December - 18	10,914	10,903
January - 19	11,052	11,019
February - 19	11,055	11,013
March - 19	11,304	11,224
April - 19	11,311	11,227
May - 19	11,518	11,426
June - 19	11,722	11,570
July - 19	11,776	11,595
August - 19	12,141	11,896
September - 19	12,034	11,833
October - 19	12,085	11,868
November - 19	12,091	11,862
December - 19	12,030	11,854
January - 20	12,399	12,082
February - 20	12,631	12,299
March - 20	12,203	12,227
April - 20	12,641	12,444
May - 20	12,738	12,502
June - 20	12,856	12,581
July - 20	13,227	12,769
August - 20	13,022	12,666
September - 20	13,021	12,659
October - 20	12,906	12,602
November - 20	13,116	12,726
December - 20	13,094	12,744
January - 21	12,887	12,652
February - 21	12,536	12,470
March - 21	12,257	12,314
April - 21	12,421	12,411
May - 21	12,517	12,452
June - 21	12,753	12,539
July - 21	12,967	12,679
August - 21	12,921	12,655
September - 21	12,709	12,546
October - 21	12,733	12,542
November - 21	12,829	12,579
December - 21	12,782	12,547
January - 22	12,401	12,277
February - 22	12,184	12,140
March - 22	11,826	11,803
April - 22	11,227	11,355
May - 22	11,253	11,428
June - 22	11,061	11,249
July - 22	11,425	11,523
August - 22	10,991	11,198
September - 22	10,362	10,714
October - 22	10,193	10,575
November - 22	10,656	10,964
December - 22	10,610	10,915
January - 23	10,954	11,251
February - 23	10,610	10,960
March - 23	10,980	11,238
April - 23	11,055	11,306
May - 23	10,884	11,183
June - 23	10,860	11,143
July - 23	10,837	11,135
August - 23	10,765	11,064
September - 23	10,418	10,783
October - 23	10,221	10,613
November - 23	10,747	11,094
December - 23	11,199	11,518
January - 24	11,125	11,487
February - 24	10,950	11,324
March - 24	11,078	11,429
April - 24	10,749	11,140
May - 24	10,931	11,329

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Bond Income	0.43%	- 1.04%	0.89%
Bloomberg US Aggregate Bond Index	1.31%	- 0.17%	1.25%

AssetsNet	$ 9,974,054
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 25,468
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,974,054
# of Portfolio Holdings	40
Advisory Fees Paid	$25,468
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Government	27.2%
Technology	10.6%
Health Care	10.1%
Financials	8.9%
Industrials	6.6%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.2%
Consumer Staples	5.2%
Communications	4.4%
Other Sectors	2.8%
Other Assets (net of liabilities)	7.4%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

United States Treasury Bond (4.250% due 05/15/2039)	7.4%
United States Treasury Bond (3.375% due 11/15/2048)	4.5%
United States Treasury Bond (5.375% due 02/15/2031)	4.2%
Apple (4.500% due 02/23/2036)	3.4%
Microsoft (4.200% due 11/3/2035)	3.4%
Intel (4.000% due 12/15/2032)	3.3%
Home Depot (5.875% due 12/16/2036)	3.1%
Burlington Northern Santa Fe (5.050% due 03/1/2041)	2.9%
United States Treasury Note (2.875% due 05/15/2052)	2.9%
Praxair (3.550% due 11/7/2042)	2.8%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000065111
Shareholder Report [Line Items]
Fund Name	Sextant Core Fund
Class Name	SEXTANT CORE
Trading Symbol	SCORX
Annual or Semi-Annual Statement [Text Block]	This Semiannual Shareholder Report contains important information about the Sextant Core Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/core-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/core-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Core	$39.86	0.76%

Expenses Paid, Amount	$ 39.86
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Sextant Core Fund returned 9.77% for the six-month period as of May 31, 2024. The Dow Jones Moderate Portfolio Index returned 8.05% for the same period. On May 31, 2024, the Fund recorded a 30-day yield of 2.22%.

What Factors influenced Performance?

Equities

The Sextant Core Fund's mandate allocates a 60% weight in equity securities, with two-thirds being US-domiciled companies and one-third foreign-domiciled companies. The Fund generally holds equity positions in larger companies with strong balance sheets. As of May 31, 2024, equity holdings represented 59.19% of the Fund's portfolio. Companies in the Technology sector comprised the largest share of equities in the Fund (17.4%), followed by Industrials (15.1%) and Health Care (7.9%).

Optimism about advances in artificial intelligence (AI) drove global equities performance for the six-month period. The Sextant Core Fund owns several companies that stand to benefit from these advances, including chipmakers Nvidia, Broadcom, and Taiwan Semiconductor, as well as software infrastructure companies Microsoft and Oracle.

Fixed Income

The Sextant Core Fund targets an allocation of 40% cash and investment-grade fixed-income securities. The US Federal Reserve, after an aggressive string of rate hikes in 2022 and 2023, has been on "pause" for almost a year. Higher interest rates on bonds improve their ability to cushion equity declines and reduce portfolio volatility. The Fed's next move is likely to be interest rate cuts, but it is not certain when these cuts will happen.

Looking Forward

The second half of the fiscal year may feature increased political uncertainty. The UK holds its national elections in July, and the US holds it presidential elections in November. While optimism about AI drove recent equity returns, the increasingly adversarial relationship between the US and China escalates geopolitical risk, which is compounded by uncertainty around election outcomes. In the US, large budget deficits are beginning to bite with higher interest rates, which may constrain politicians from enacting growth-oriented fiscal policies such as tax cuts or spending increases. This may make it increasingly difficult to reign in higher than desired inflation rates.

Line Graph [Table Text Block]
	Sextant Core Fund $17,078	S&P Global 1200 Index $25,155	Dow Jones Moderate US Portfolio Index $16,934	Bloomberg US Aggregate Bond Index $11,329	60%|40% S&P Global 1200|Bloomberg US Agg. Index $18,704
May - 14	10,000	10,000	10,000	10,000	10,000
June - 14	10,144	10,180	10,193	10,005	10,110
July - 14	9,968	10,040	10,047	9,980	10,016
August - 14	10,168	10,264	10,279	10,090	10,195
September - 14	10,056	9,977	9,976	10,022	9,996
October - 14	10,136	10,049	10,128	10,120	10,079
November - 14	10,242	10,241	10,210	10,192	10,223
December - 14	10,110	10,073	10,153	10,202	10,126
January - 15	10,011	9,891	10,132	10,415	10,101
February - 15	10,258	10,454	10,412	10,318	10,408
March - 15	10,200	10,293	10,383	10,365	10,331
April - 15	10,274	10,580	10,468	10,328	10,489
May - 15	10,209	10,605	10,462	10,303	10,494
June - 15	9,978	10,354	10,320	10,191	10,299
July - 15	9,986	10,494	10,340	10,262	10,412
August - 15	9,607	9,809	9,982	10,247	9,998
September - 15	9,467	9,462	9,793	10,316	9,813
October - 15	9,813	10,216	10,204	10,318	10,282
November - 15	9,793	10,163	10,159	10,291	10,240
December - 15	9,680	9,987	10,030	10,258	10,120
January - 16	9,358	9,413	9,683	10,399	9,827
February - 16	9,323	9,348	9,744	10,473	9,814
March - 16	9,741	10,004	10,273	10,569	10,263
April - 16	9,880	10,170	10,388	10,609	10,381
May - 16	10,002	10,217	10,407	10,612	10,411
June - 16	10,037	10,140	10,498	10,803	10,438
July - 16	10,280	10,574	10,813	10,871	10,733
August - 16	10,237	10,610	10,817	10,859	10,750
September - 16	10,219	10,654	10,869	10,852	10,774
October - 16	9,976	10,484	10,666	10,769	10,638
November - 16	9,967	10,622	10,707	10,514	10,621
December - 16	10,088	10,875	10,799	10,529	10,779
January - 17	10,203	11,153	11,010	10,550	10,953
February - 17	10,468	11,456	11,227	10,621	11,161
March - 17	10,538	11,614	11,278	10,615	11,251
April - 17	10,591	11,790	11,406	10,697	11,388
May - 17	10,750	12,048	11,540	10,779	11,573
June - 17	10,803	12,114	11,584	10,769	11,606
July - 17	10,883	12,437	11,792	10,815	11,812
August - 17	10,989	12,476	11,846	10,912	11,876
September - 17	11,183	12,747	11,965	10,860	12,008
October - 17	11,360	13,012	12,113	10,866	12,161
November - 17	11,477	13,272	12,310	10,852	12,301
December - 17	11,559	13,468	12,434	10,902	12,432
January - 18	11,827	14,209	12,818	10,777	12,785
February - 18	11,451	13,618	12,486	10,674	12,418
March - 18	11,317	13,344	12,437	10,743	12,300
April - 18	11,237	13,488	12,425	10,663	12,343
May - 18	11,380	13,539	12,525	10,739	12,406
June - 18	11,326	13,515	12,491	10,726	12,387
July - 18	11,756	13,956	12,671	10,728	12,630
August - 18	11,890	14,096	12,816	10,797	12,739
September - 18	11,899	14,200	12,770	10,728	12,763
October - 18	11,344	13,170	12,124	10,643	12,167
November - 18	11,487	13,341	12,276	10,707	12,291
December - 18	11,025	12,368	11,787	10,903	11,843
January - 19	11,543	13,313	12,472	11,019	12,436
February - 19	11,852	13,691	12,686	11,013	12,645
March - 19	11,961	13,886	12,823	11,224	12,850
April - 19	12,315	14,394	13,061	11,227	13,134
May - 19	11,861	13,565	12,646	11,426	12,773
June - 19	12,433	14,456	13,205	11,570	13,341
July - 19	12,487	14,491	13,252	11,595	13,372
August - 19	12,569	14,221	13,125	11,896	13,361
September - 19	12,669	14,560	13,262	11,833	13,524
October - 19	12,841	14,946	13,475	11,868	13,755
November - 19	12,996	15,338	13,691	11,862	13,969
December - 19	13,229	15,858	13,979	11,854	14,249
January - 20	13,209	15,720	13,918	12,082	14,284
February - 20	12,612	14,433	13,263	12,299	13,685
March - 20	11,650	12,573	11,875	12,227	12,595
April - 20	12,535	13,872	12,795	12,444	13,466
May - 20	12,892	14,496	13,206	12,502	13,854
June - 20	13,007	14,915	13,467	12,581	14,129
July - 20	13,489	15,617	13,985	12,769	14,613
August - 20	13,835	16,603	14,366	12,666	15,119
September - 20	13,652	16,049	14,121	12,659	14,813
October - 20	13,412	15,608	14,052	12,602	14,542
November - 20	14,259	17,545	15,201	12,726	15,682
December - 20	14,599	18,329	15,690	12,744	16,111
January - 21	14,482	18,186	15,657	12,652	15,989
February - 21	14,550	18,652	15,940	12,470	16,143
March - 21	14,951	19,299	16,087	12,314	16,398
April - 21	15,253	20,174	16,563	12,411	16,896
May - 21	15,478	20,516	16,721	12,452	17,090
June - 21	15,439	20,751	16,828	12,539	17,256
July - 21	15,615	20,997	16,914	12,679	17,456
August - 21	15,722	21,513	17,143	12,655	17,700
September - 21	15,244	20,617	16,689	12,546	17,196
October - 21	15,791	21,746	17,134	12,542	17,759
November - 21	15,820	21,333	16,806	12,579	17,578
December - 21	16,368	22,278	17,165	12,547	18,027
January - 22	15,854	21,248	16,503	12,277	17,371
February - 22	15,542	20,681	16,292	12,140	17,016
March - 22	15,723	21,229	16,290	11,803	17,097
April - 22	14,948	19,549	15,294	11,355	16,026
May - 22	14,998	19,663	15,337	11,428	16,123
June - 22	14,212	17,980	14,460	11,249	15,194
July - 22	14,766	19,306	15,171	11,523	16,015
August - 22	14,333	18,500	14,735	11,198	15,433
September - 22	13,578	16,756	13,667	10,714	14,293
October - 22	14,212	17,895	14,111	10,575	14,802
November - 22	14,978	19,331	14,936	10,964	15,733
December - 22	14,669	18,529	14,596	10,915	15,313
January - 23	15,048	19,858	15,392	11,251	16,160
February - 23	14,649	19,294	14,963	10,960	15,718
March - 23	15,078	19,955	15,242	11,238	16,200
April - 23	15,272	20,298	15,311	11,306	16,407
May - 23	14,996	20,125	15,072	11,183	16,252
June - 23	15,487	21,323	15,617	11,143	16,809
July - 23	15,692	22,011	15,990	11,135	17,129
August - 23	15,518	21,474	15,585	11,064	16,835
September - 23	15,007	20,543	15,067	10,783	16,226
October - 23	14,772	19,992	14,652	10,613	15,862
November - 23	15,559	21,821	15,673	11,094	17,020
December - 23	16,112	22,861	16,450	11,518	17,768
January - 24	16,039	23,073	16,351	11,487	17,847
February - 24	16,434	24,095	16,664	11,324	18,221
March - 24	16,922	24,936	17,066	11,429	18,669
April - 24	16,538	24,054	16,529	11,140	18,084
May - 24	17,078	25,155	16,934	11,329	18,704

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Core	13.88%	7.56%	5.50%
S&P Global 1200 Index	24.99%	13.13%	9.65%
Dow Jones Moderate US Portfolio Index	12.35%	6.01%	5.40%
Bloomberg US Aggregate Bond Index	1.31%	- 0.17%	1.25%
60%|40% S&P Global 1200|Bloomberg US Agg. Index	15.45%	7.93%	6.46%

AssetsNet	$ 25,273,737
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 59,319
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,273,737
# of Portfolio Holdings	81
Advisory Fees Paid	$59,319
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Technology	17.4%
Government	15.4%
Industrials	15.1%
Health Care	7.9%
Utilities	6.5%
Consumer Discretionary	6.3%
Communications	5.3%
Consumer Staples	5.3%
Materials	4.9%
Financials	4.9%
Other Sectors	4.2%
Other Assets (net of liabilities)	6.8%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

United States Cash Management Bill (-% due 08/8/2024)	12.7%
Novo Nordisk ADR	2.7%
Eaton	2.6%
Microsoft	2.1%
Comcast (5.650% due 06/15/2035)	2.0%
Pacificorp (6.000% due 01/15/2039)	2.0%
NextEra Energy	1.9%
Oracle (2.950% due 04/1/2030)	1.8%
Alphabet, Class A	1.7%
Agnico-Eagle Mines	1.6%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000112018
Shareholder Report [Line Items]
Fund Name	Sextant Global High Income Fund
Class Name	SEXTANT GLOBAL HIGH INCOME FUND
Trading Symbol	SGHIX
Annual or Semi-Annual Statement [Text Block]	This Semiannual Shareholder Report contains important information about the Sextant Global High Income Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/global-high-income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/global-high-income-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Global High Income Fund	$39.35	0.75%

Expenses Paid, Amount	$ 39.35
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Sextant Global High Income Fund returned 9.87% for the six-month period ended May 31, 2024. The Fund's equity benchmark, the S&P Global 1200 Index, returned 15.28%. The Fund's debt securities benchmark, the Bloomberg Global High Yield Corporate Bond Index, returned 5.70%. The Fund's 30-day SEC yield on May 31, 2024, was 3.79%

What Factors influenced Performance?

The Federal Reserve's last interest rate increase was in July 2023. It is likely that the Fed's next move will be cutting interest rates. However, as inflation remains above target and economic growth remains resilient, the prospective cuts continue to be pushed further into the future. Since the release of ChatGPT 18 months ago, optimism about artificial intelligence (AI) drove much of the equity returns.

Materials companies Southern Copper and South32 drove semi-annual performance for the Sextant Global High Income Fund. Detractors for the same period included Woodside Energy Group and SK Telecom.

Looking Forward

The second half of the fiscal year may feature increased political uncertainty. The UK holds its national elections in July, and the US holds its presidential elections in November. While optimism about AI drove recent equity returns, the increasingly adversarial relationship between the US and China escalates geopolitical risk, which is compounded by uncertainty around election outcomes. In the US, large budget deficits are beginning to bite with higher interest rates, which may constrain politicians from enacting growth-oriented fiscal policies such as tax cuts or spending increases. This may make it increasingly difficult to reign in higher than desired inflation rates.

Line Graph [Table Text Block]
	Sextant Global High Income Fund $14,444	S&P Global 1200 Index $25,155	Bloomberg Global High Yield Corp. Index $13,982
May - 14	10,000	10,000	10,000
June - 14	10,132	10,180	10,096
July - 14	9,903	10,040	9,942
August - 14	10,097	10,264	10,031
September - 14	9,745	9,977	9,773
October - 14	9,639	10,049	9,838
November - 14	9,713	10,241	9,779
December - 14	9,574	10,073	9,589
January - 15	9,519	9,891	9,515
February - 15	9,722	10,454	9,739
March - 15	9,455	10,293	9,622
April - 15	9,869	10,580	9,824
May - 15	9,639	10,605	9,819
June - 15	9,400	10,354	9,708
July - 15	9,160	10,494	9,667
August - 15	8,875	9,809	9,526
September - 15	8,424	9,462	9,271
October - 15	8,801	10,216	9,528
November - 15	8,660	10,163	9,304
December - 15	8,328	9,987	9,116
January - 16	8,095	9,413	8,968
February - 16	8,221	9,348	8,994
March - 16	8,728	10,004	9,467
April - 16	9,244	10,170	9,800
May - 16	9,000	10,217	9,800
June - 16	9,254	10,140	9,831
July - 16	9,517	10,574	10,094
August - 16	9,741	10,610	10,282
September - 16	9,965	10,654	10,336
October - 16	9,975	10,484	10,327
November - 16	9,848	10,622	10,219
December - 16	9,956	10,875	10,391
January - 17	10,231	11,153	10,579
February - 17	10,414	11,456	10,694
March - 17	10,536	11,614	10,694
April - 17	10,597	11,790	10,861
May - 17	10,699	12,048	11,010
June - 17	10,699	12,114	11,053
July - 17	11,045	12,437	11,243
August - 17	11,157	12,476	11,267
September - 17	11,340	12,747	11,357
October - 17	11,361	13,012	11,392
November - 17	11,326	13,272	11,418
December - 17	11,493	13,468	11,460
January - 18	11,922	14,209	11,617
February - 18	11,493	13,618	11,469
March - 18	11,577	13,344	11,432
April - 18	11,640	13,488	11,440
May - 18	11,514	13,539	11,310
June - 18	11,482	13,515	11,320
July - 18	11,870	13,956	11,466
August - 18	11,639	14,096	11,478
September - 18	11,849	14,200	11,552
October - 18	11,482	13,170	11,324
November - 18	11,587	13,341	11,206
December - 18	11,351	12,368	11,063
January - 19	11,970	13,313	11,516
February - 19	12,209	13,691	11,694
March - 19	12,177	13,886	11,774
April - 19	12,253	14,394	11,928
May - 19	11,927	13,565	11,770
June - 19	12,470	14,456	12,089
July - 19	12,492	14,491	12,107
August - 19	12,101	14,221	12,107
September - 19	12,350	14,560	12,136
October - 19	12,470	14,946	12,249
November - 19	12,405	15,338	12,288
December - 19	12,653	15,858	12,548
January - 20	12,441	15,720	12,544
February - 20	11,946	14,433	12,340
March - 20	10,519	12,573	10,843
April - 20	11,003	13,872	11,387
May - 20	11,297	14,496	11,878
June - 20	11,403	14,915	12,074
July - 20	11,592	15,617	12,665
August - 20	11,745	16,603	12,842
September - 20	11,333	16,049	12,662
October - 20	11,097	15,608	12,701
November - 20	11,970	17,545	13,282
December - 20	12,308	18,329	13,573
January - 21	12,443	18,186	13,598
February - 21	12,614	18,652	13,664
March - 21	12,846	19,299	13,589
April - 21	13,029	20,174	13,794
May - 21	13,297	20,516	13,894
June - 21	13,236	20,751	13,930
July - 21	13,163	20,997	13,934
August - 21	13,236	21,513	14,001
September - 21	13,248	20,617	13,898
October - 21	13,371	21,746	13,823
November - 21	13,151	21,333	13,607
December - 21	13,613	22,278	13,839
January - 22	13,662	21,248	13,466
February - 22	13,712	20,681	13,229
March - 22	13,787	21,229	13,075
April - 22	12,953	19,549	12,499
May - 22	13,164	19,663	12,503
June - 22	12,218	17,980	11,604
July - 22	12,454	19,306	12,135
August - 22	12,230	18,500	11,887
September - 22	11,508	16,756	11,320
October - 22	11,832	17,895	11,569
November - 22	12,604	19,331	12,025
December - 22	12,554	18,529	12,089
January - 23	13,185	19,858	12,583
February - 23	12,850	19,294	12,376
March - 23	13,069	19,955	12,525
April - 23	13,198	20,298	12,673
May - 23	12,709	20,125	12,500
June - 23	12,992	21,323	12,742
July - 23	13,301	22,011	12,937
August - 23	13,031	21,474	12,917
September - 23	12,928	20,543	12,744
October - 23	12,696	19,992	12,612
November - 23	13,147	21,821	13,228
December - 23	13,812	22,861	13,721
January - 24	13,772	23,073	13,721
February - 24	13,665	24,095	13,767
March - 24	14,068	24,936	13,907
April - 24	13,947	24,054	13,777
May - 24	14,444	25,155	13,982

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Global High Income Fund	13.65%	3.90%	3.75%
S&P Global 1200 Index	24.99%	13.13%	9.65%
Bloomberg Global High Yield Corp. Index	11.86%	3.50%	3.41%

AssetsNet	$ 9,648,312
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 23,902
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,648,312
# of Portfolio Holdings	37
Advisory Fees Paid	$23,902
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Communications	14.7%
Materials	14.7%
Financials	10.3%
Industrials	8.9%
Consumer Discretionary	8.8%
Health Care	5.9%
Energy	5.8%
Technology	5.2%
Utilities	2.6%
Government	2.5%
Other Sectors	2.3%
Other Assets (net of liabilities)	18.3%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Southern Copper	6.2%
Skandinaviska Enskilda Banken, Cl A	3.7%
BHP Biliton ADR	3.4%
GlaxoSmithKline ADR	3.0%
ANZ Group Holdings ADR	2.9%
Shell ADR	2.9%
Nintendo	2.8%
Novartis ADR	2.7%
YUM! Brands (3.625% due 03/15/2031)	2.7%
South32 ADR	2.6%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000012974
Shareholder Report [Line Items]
Fund Name	Sextant Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSGFX
Annual or Semi-Annual Statement [Text Block]	This Semiannual Shareholder Report contains important information about the Sextant Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$52.60	0.98%

Expenses Paid, Amount	$ 52.60
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, Sextant Growth Fund Investor Shares returned 14.70%, trailing the 16.35% return for the S&P 500 Index. As was the case in the previous fiscal year, the Fund returns suffered in comparison to the S&P 500 due to a handful of mega-cap Technology and artificial intelligence (AI) related stocks driving Index returns.

What Factors Influenced Performance?

After Nvidia's May 2023 earnings announcement, the AI frenzy took off, defining market performance ever since. Indications of declining inflation and imminent rate cuts that buoyed a wider cross-section of the market in late 2023 gave way to inflation resilience and delayed interest rate reductions, which could last into next year. As a result, several of the mega-cap Technology stocks that accounted for much of the S&P 500 gains continued to drive Index performance through the first half of the fiscal year. Nvidia remains the leader of the pack, having appreciated over 130% over the trailing six-month period. The result, while not as dramatic a gap as last year, was the continued outperformance of the market cap-weighted S&P 500 versus the equal-weighted S&P 500.

The Sextant Growth Fund holds several of the mega-cap stocks that led returns over the past six months, including Nvidia, Amazon, Microsoft, and Alphabet. Earlier this year we added Meta (Facebook) to the portfolio. The Fund has investments in AI-adjacent companies such as Broadcom, Oracle, and Quanta, which have performed well. Holdings that detracted from Fund performance were Consumer stocks Lululemon and Monster Beverage, animal health care company Zoetis, and digital media company Adobe.

Looking Forward

With a presidential election approaching, either bravery or foolishness would be required to opine on next year’s outlook. The two candidates have widely divergent opinions on a host of issues including taxation, tariffs, immigration, fossil fuels, alternative energy, and many others. Economic resilience (in terms of jobs and wages) adds to the uncertainty, defying the inverted yield curve prognostications, and consumers are still scarred from the pandemic-engendered period of high inflation.

Line Graph [Table Text Block]
	Sextant Growth Fund Investor Shares $29,850	S&P 500 Index $33,028
May - 14	10,000	10,000
June - 14	10,157	10,207
July - 14	10,063	10,066
August - 14	10,556	10,468
September - 14	10,348	10,322
October - 14	10,536	10,574
November - 14	10,892	10,858
December - 14	10,813	10,831
January - 15	10,470	10,506
February - 15	11,148	11,109
March - 15	11,020	10,934
April - 15	10,933	11,039
May - 15	11,028	11,181
June - 15	10,863	10,964
July - 15	11,012	11,194
August - 15	10,313	10,519
September - 15	10,094	10,258
October - 15	10,755	11,124
November - 15	10,797	11,157
December - 15	10,581	10,981
January - 16	9,772	10,436
February - 16	9,507	10,422
March - 16	10,258	11,129
April - 16	10,132	11,172
May - 16	10,222	11,372
June - 16	10,029	11,402
July - 16	10,599	11,822
August - 16	10,550	11,839
September - 16	10,496	11,841
October - 16	10,208	11,625
November - 16	10,450	12,056
December - 16	10,533	12,294
January - 17	10,775	12,527
February - 17	11,245	13,025
March - 17	11,352	13,040
April - 17	11,581	13,174
May - 17	11,725	13,359
June - 17	11,762	13,442
July - 17	11,883	13,719
August - 17	11,972	13,761
September - 17	12,102	14,045
October - 17	12,354	14,372
November - 17	12,815	14,813
December - 17	12,887	14,978
January - 18	13,707	15,836
February - 18	13,467	15,252
March - 18	13,069	14,864
April - 18	13,202	14,921
May - 18	13,668	15,281
June - 18	13,791	15,375
July - 18	14,375	15,947
August - 18	15,185	16,466
September - 18	15,406	16,560
October - 18	13,992	15,428
November - 18	14,090	15,743
December - 18	12,941	14,321
January - 19	13,917	15,469
February - 19	14,412	15,966
March - 19	14,944	16,276
April - 19	15,713	16,935
May - 19	14,650	15,859
June - 19	15,827	16,976
July - 19	16,379	17,220
August - 19	16,291	16,948
September - 19	16,348	17,265
October - 19	16,642	17,639
November - 19	17,164	18,279
December - 19	17,649	18,831
January - 20	17,845	18,823
February - 20	16,555	17,274
March - 20	14,978	15,140
April - 20	16,916	17,081
May - 20	18,031	17,895
June - 20	18,790	18,250
July - 20	20,213	19,279
August - 20	22,082	20,665
September - 20	21,254	19,880
October - 20	20,351	19,351
November - 20	22,225	21,470
December - 20	23,028	22,295
January - 21	22,510	22,070
February - 21	22,622	22,679
March - 21	23,252	23,672
April - 21	24,668	24,935
May - 21	24,491	25,109
June - 21	25,399	25,696
July - 21	26,243	26,306
August - 21	27,007	27,106
September - 21	25,314	25,845
October - 21	27,060	27,656
November - 21	27,445	27,464
December - 21	28,323	28,695
January - 22	26,419	27,210
February - 22	25,453	26,395
March - 22	25,872	27,375
April - 22	23,451	24,988
May - 22	23,136	25,034
June - 22	21,286	22,968
July - 22	23,387	25,085
August - 22	22,147	24,062
September - 22	20,046	21,846
October - 22	21,303	23,615
November - 22	22,537	24,935
December - 22	21,172	23,498
January - 23	22,503	24,975
February - 23	21,786	24,365
March - 23	23,135	25,260
April - 23	23,583	25,654
May - 23	24,078	25,766
June - 23	25,714	27,468
July - 23	26,174	28,350
August - 23	25,756	27,899
September - 23	24,281	26,569
October - 23	23,828	26,010
November - 23	26,024	28,386
December - 23	27,152	29,675
January - 24	27,678	30,174
February - 24	29,206	31,785
March - 24	29,641	32,808
April - 24	28,328	31,468
May - 24	29,850	33,028

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	23.97%	15.30%	11.56%
S&P 500 Index	28.19%	15.79%	12.68%

AssetsNet	$ 67,857,920
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 164,039
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$67,857,920
# of Portfolio Holdings	31
Advisory Fees Paid	$164,039
Portfolio Turnover Rate	6%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	98.2%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Microsoft	11.1%
Apple	8.3%
Alphabet, Class A	8.1%
Amazon.com	7.0%
NVIDIA	5.6%
Costco Wholesale	4.2%
Mastercard, Class A	3.9%
Motorola Solutions	3.2%
Oracle	3.0%
Adobe	2.9%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000188907
Shareholder Report [Line Items]
Fund Name	Sextant Growth Fund
Class Name	Z SHARES
Trading Symbol	SGZFX
Annual or Semi-Annual Statement [Text Block]	This Semiannual Shareholder Report contains important information about the Sextant Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$39.75	0.74%

Expenses Paid, Amount	$ 39.75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, Sextant Growth Fund Z Shares returned 14.84%, trailing the 16.35% return for the S&P 500 Index. As was the case in the previous fiscal year, the Fund returns suffered in comparison to the S&P 500 due to a handful of mega-cap Technology and artificial intelligence (AI) related stocks driving Index returns.

What Factors Influenced Performance?

After Nvidia's May 2023 earnings announcement, the AI frenzy took off, defining market performance ever since. Indications of declining inflation and imminent rate cuts that buoyed a wider cross-section of the market in late 2023 gave way to inflation resilience and delayed interest rate reductions, which could last into next year. As a result, several of the mega-cap Technology stocks that accounted for much of the S&P 500 gains continued to drive Index performance through the first half of the fiscal year. Nvidia remains the leader of the pack, having appreciated over 130% over the trailing six-month period. The result, while not as dramatic a gap as last year, was the continued outperformance of the market cap-weighted S&P 500 versus the equal-weighted S&P 500.

The Sextant Growth Fund holds several of the mega-cap stocks that led returns over the past six months, including Nvidia, Amazon, Microsoft, and Alphabet. Earlier this year we added Meta (Facebook) to the portfolio. The Fund has investments in AI-adjacent companies such as Broadcom, Oracle, and Quanta, which have performed well. Holdings that detracted from Fund performance were Consumer stocks Lululemon and Monster Beverage, animal health care company Zoetis, and digital media company Adobe.

Looking Forward

With a presidential election approaching, either bravery or foolishness would be required to opine on next year’s outlook. The two candidates have widely divergent opinions on a host of issues including taxation, tariffs, immigration, fossil fuels, alternative energy, and many others. Economic resilience (in terms of jobs and wages) adds to the uncertainty, defying the inverted yield curve prognostications, and consumers are still scarred from the pandemic-engendered period of high inflation.

Line Graph [Table Text Block]
	Sextant Growth Fund Z Shares $25,792	S&P 500 Index $24,570
June - 17	10,000	10,000
July - 17	10,107	10,206
August - 17	10,178	10,237
September - 17	10,285	10,448
October - 17	10,499	10,692
November - 17	10,893	11,020
December - 17	10,957	11,142
January - 18	11,661	11,780
February - 18	11,455	11,346
March - 18	11,120	11,058
April - 18	11,233	11,100
May - 18	11,631	11,367
June - 18	11,736	11,437
July - 18	12,239	11,863
August - 18	12,930	12,250
September - 18	13,123	12,319
October - 18	11,921	11,477
November - 18	12,004	11,711
December - 18	11,030	10,654
January - 19	11,862	11,508
February - 19	12,291	11,877
March - 19	12,751	12,108
April - 19	13,406	12,598
May - 19	12,503	11,797
June - 19	13,512	12,629
July - 19	13,986	12,810
August - 19	13,915	12,607
September - 19	13,968	12,843
October - 19	14,224	13,122
November - 19	14,671	13,598
December - 19	15,086	14,008
January - 20	15,259	14,003
February - 20	14,161	12,850
March - 20	12,812	11,263
April - 20	14,471	12,707
May - 20	15,428	13,312
June - 20	16,084	13,577
July - 20	17,306	14,342
August - 20	18,906	15,373
September - 20	18,204	14,789
October - 20	17,433	14,396
November - 20	19,042	15,972
December - 20	19,730	16,586
January - 21	19,294	16,418
February - 21	19,386	16,871
March - 21	19,937	17,610
April - 21	21,150	18,550
May - 21	21,003	18,679
June - 21	21,784	19,115
July - 21	22,514	19,569
August - 21	23,176	20,164
September - 21	21,729	19,226
October - 21	23,231	20,573
November - 21	23,566	20,431
December - 21	24,329	21,347
January - 22	22,693	20,242
February - 22	21,870	19,636
March - 22	22,231	20,365
April - 22	20,159	18,589
May - 22	19,888	18,623
June - 22	18,303	17,086
July - 22	20,114	18,661
August - 22	19,050	17,900
September - 22	17,249	16,252
October - 22	18,333	17,567
November - 22	19,397	18,549
December - 22	18,230	17,481
January - 23	19,372	18,579
February - 23	18,765	18,126
March - 23	19,928	18,791
April - 23	20,324	19,084
May - 23	20,756	19,167
June - 23	22,166	20,434
July - 23	22,568	21,090
August - 23	22,213	20,754
September - 23	20,947	19,765
October - 23	20,556	19,349
November - 23	22,459	21,116
December - 23	23,434	22,076
January - 24	23,898	22,447
February - 24	25,221	23,645
March - 24	25,602	24,406
April - 24	24,474	23,409
May - 24	25,792	24,570

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	24.26%	15.58%	14.31%
S&P 500 Index	28.19%	15.79%	13.62%

AssetsNet	$ 67,857,920
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 164,039
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$67,857,920
# of Portfolio Holdings	31
Advisory Fees Paid	$164,039
Portfolio Turnover Rate	6%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	98.2%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Microsoft	11.1%
Apple	8.3%
Alphabet, Class A	8.1%
Amazon.com	7.0%
NVIDIA	5.6%
Costco Wholesale	4.2%
Mastercard, Class A	3.9%
Motorola Solutions	3.2%
Oracle	3.0%
Adobe	2.9%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000065110
Shareholder Report [Line Items]
Fund Name	Sextant International Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSIFX
Annual or Semi-Annual Statement [Text Block]	This Semiannual Shareholder Report contains important information about the Sextant International Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/international-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/international-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$50.89	0.96%

Expenses Paid, Amount	$ 50.89
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, the Sextant International Fund Investor Shares returned 12.03%. The MSCI EAFE Index and MSCI ACWI ex US Index returned 13.19% and 11.46% for the same period, respectively.

What Factors Influenced Performance?

The Sextant International Fund mandates that 65% of net assets be held in companies with their headquarters and at least half of their assets and earnings outside the US, and with market capitalizations greater than $1 billion. The Fund generally holds equity positions in larger companies with strong balance sheets. As of May 31, 2024, Technology was the largest sector weighting at 39.2% followed by Health Care at 18.1%, then Industrials at 16.4%. Consumer Discretionary and Materials were the next largest sector weightings in the portfolio, at 8.6% each. In terms of performance contributions, Health Care, Industrials, Communications, and Technology were the largest contributors. Top performers were Taiwan Semiconductor, Eaton, and ASML. The bottom performers included Lululemon, OpenText, and Accenture.

Looking Forward

We are entering an economic regime where global growth may remain sluggish, and the costs of capital elevated. While inflation and interest rates are important, their impact is expected to diminish over the next several quarters, as the significant tail risks associated with them have largely been mitigated. Last year, the Federal Reserve's policy actions could be described as a defusing a bomb; even a minor error could have had catastrophic consequences. This year, the challenge is more akin to parking a boat in a narrow slip on a rainy day — there may be bumps and collisions (i.e. economic weakness, sticky inflation), but probably nothing that will sink the ship. Fed Chair Jerome Powell will likely continue to bounce between hawkish and dovish tones based on the prevailing risks at any given time until the US economy achieves some form of "landing."

In this environment (slow growth + elevated cost of capital=margin pressure), the Sextant International Fund prioritizes companies that offer products and services which help enterprises improve operating profitability through productivity gains. Fortunately, surges in innovation (including AI, digital transformation, and accelerated computing) are likely to drive economic upside relative to market expectations over the next several years. Given this backdrop, the Fund maintains a constructive outlook for the remainder of 2024 and beyond.

Line Graph [Table Text Block]
	Sextant International Fund Investor Shares $20,370	MSCI EAFE Index $16,461
May - 14	10,000	10,000
June - 14	10,428	10,099
July - 14	10,159	9,901
August - 14	10,159	9,887
September - 14	9,859	9,511
October - 14	9,682	9,373
November - 14	9,834	9,501
December - 14	9,497	9,175
January - 15	9,459	9,221
February - 15	10,088	9,773
March - 15	9,961	9,633
April - 15	10,387	10,034
May - 15	10,221	9,994
June - 15	9,942	9,714
July - 15	10,018	9,916
August - 15	9,281	9,188
September - 15	8,874	8,725
October - 15	9,389	9,407
November - 15	9,285	9,262
December - 15	8,922	9,139
January - 16	8,599	8,479
February - 16	8,554	8,326
March - 16	9,129	8,875
April - 16	9,188	9,142
May - 16	9,207	9,070
June - 16	9,188	8,770
July - 16	9,673	9,215
August - 16	9,686	9,223
September - 16	9,854	9,340
October - 16	9,563	9,150
November - 16	9,330	8,969
December - 16	9,557	9,277
January - 17	9,865	9,547
February - 17	10,068	9,685
March - 17	10,245	9,962
April - 17	10,389	10,223
May - 17	10,711	10,612
June - 17	10,698	10,597
July - 17	11,150	10,903
August - 17	11,183	10,900
September - 17	11,530	11,176
October - 17	11,615	11,347
November - 17	11,827	11,467
December - 17	11,991	11,653
January - 18	12,569	12,239
February - 18	12,119	11,688
March - 18	12,098	11,489
April - 18	11,941	11,763
May - 18	11,991	11,515
June - 18	11,841	11,378
July - 18	12,491	11,659
August - 18	12,726	11,435
September - 18	12,612	11,539
October - 18	11,612	10,621
November - 18	12,019	10,610
December - 18	11,518	10,097
January - 19	12,321	10,762
February - 19	12,931	11,037
March - 19	13,131	11,119
April - 19	13,541	11,443
May - 19	13,409	10,909
June - 19	13,957	11,560
July - 19	13,996	11,415
August - 19	13,888	11,120
September - 19	13,896	11,445
October - 19	14,104	11,857
November - 19	14,274	11,993
December - 19	14,611	12,384
January - 20	14,595	12,127
February - 20	13,547	11,032
March - 20	11,564	9,571
April - 20	12,251	10,197
May - 20	13,331	10,647
June - 20	13,699	11,014
July - 20	14,339	11,273
August - 20	14,874	11,854
September - 20	14,658	11,551
October - 20	14,147	11,091
November - 20	15,690	12,812
December - 20	16,815	13,410
January - 21	16,702	13,268
February - 21	16,301	13,567
March - 21	16,542	13,892
April - 21	17,368	14,322
May - 21	17,489	14,802
June - 21	17,962	14,640
July - 21	19,174	14,752
August - 21	20,017	15,013
September - 21	18,733	14,589
October - 21	19,263	14,951
November - 21	18,853	14,257
December - 21	19,759	14,989
January - 22	17,634	14,265
February - 22	17,268	14,015
March - 22	17,625	14,121
April - 22	16,187	13,219
May - 22	15,970	13,337
June - 22	14,637	12,103
July - 22	15,891	12,707
August - 22	14,819	12,105
September - 22	13,661	10,978
October - 22	14,366	11,569
November - 22	15,787	12,874
December - 22	15,290	12,888
January - 23	16,492	13,933
February - 23	15,996	13,644
March - 23	17,059	14,000
April - 23	17,128	14,409
May - 23	16,693	13,818
June - 23	17,285	14,451
July - 23	17,494	14,920
August - 23	17,076	14,350
September - 23	16,240	13,866
October - 23	16,222	13,306
November - 23	18,182	14,543
December - 23	19,085	15,318
January - 24	19,574	15,407
February - 24	20,273	15,692
March - 24	20,440	16,226
April - 24	19,469	15,827
May - 24	20,370	16,461

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	22.03%	8.72%	7.37%
MSCI EAFE Index	19.12%	8.57%	5.10%

AssetsNet	$ 76,980,121
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 181,027
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$76,980,121
# of Portfolio Holdings	34
Advisory Fees Paid	$181,027
Portfolio Turnover Rate	6%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

Netherlands	13.2%
France	12.6%
Denmark	9.9%
Switzerland	9.0%
Germany	7.7%
United States	7.2%
Argentina	6.7%
Ireland	6.1%
United Kingdom	6.1%
Taiwan	4.6%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Novo Nordisk ADR	9.9%
ASML Holding NY	6.8%
MercadoLibre	6.7%
Wolters Kluwer	6.4%
Dassault Systemes ADR	4.7%
Taiwan Semiconductor ADR	4.6%
Ferguson	3.6%
NICE Systems ADR	3.6%
SAP ADR	3.4%
Linde	3.1%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000188908
Shareholder Report [Line Items]
Fund Name	Sextant International Fund
Class Name	Z SHARES
Trading Symbol	SIFZX
Annual or Semi-Annual Statement [Text Block]	This Semiannual Shareholder Report contains important information about the Sextant International Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/international-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/international-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$38.19	0.72%

Expenses Paid, Amount	$ 38.19
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, the Sextant International Fund Z Shares returned 12.15%. The MSCI EAFE Index and MSCI ACWI ex US Index returned 13.19% and 11.46% for the same period, respectively.

What Factors Influenced Performance?

The Sextant International Fund mandates that 65% of net assets be held in companies with their headquarters and at least half of their assets and earnings outside the US, and with market capitalizations greater than $1 billion. The Fund generally holds equity positions in larger companies with strong balance sheets. As of May 31, 2024, Technology was the largest sector weighting at 39.2% followed by Health Care at 18.1%, then Industrials at 16.4%. Consumer Discretionary and Materials were the next largest sector weightings in the portfolio, at 8.6% each. In terms of performance contributions, Health Care, Industrials, Communications, and Technology were the largest contributors. Top performers were Taiwan Semiconductor, Eaton, and ASML. The bottom performers included Lululemon, OpenText, and Accenture.

Looking Forward

We are entering an economic regime where global growth may remain sluggish, and the costs of capital elevated. While inflation and interest rates are important, their impact is expected to diminish over the next several quarters, as the significant tail risks associated with them have largely been mitigated. Last year, the Federal Reserve's policy actions could be described as a defusing a bomb; even a minor error could have had catastrophic consequences. This year, the challenge is more akin to parking a boat in a narrow slip on a rainy day — there may be bumps and collisions (i.e. economic weakness, sticky inflation), but probably nothing that will sink the ship. Fed Chair Jerome Powell will likely continue to bounce between hawkish and dovish tones based on the prevailing risks at any given time until the US economy achieves some form of "landing."

In this environment (slow growth + elevated cost of capital=margin pressure), the Sextant International Fund prioritizes companies that offer products and services which help enterprises improve operating profitability through productivity gains. Fortunately, surges in innovation (including AI, digital transformation, and accelerated computing) are likely to drive economic upside relative to market expectations over the next several years. Given this backdrop, the Fund maintains a constructive outlook for the remainder of 2024 and beyond.

Line Graph [Table Text Block]
	Sextant International Fund Z Shares $19,355	MSCI EAFE Index $15,534
June - 17	10,000	10,000
July - 17	10,435	10,289
August - 17	10,459	10,287
September - 17	10,783	10,547
October - 17	10,869	10,708
November - 17	11,073	10,821
December - 17	11,229	10,997
January - 18	11,777	11,549
February - 18	11,349	11,030
March - 18	11,329	10,842
April - 18	11,189	11,101
May - 18	11,236	10,867
June - 18	11,102	10,737
July - 18	11,717	11,002
August - 18	11,937	10,791
September - 18	11,831	10,889
October - 18	10,895	10,023
November - 18	11,276	10,012
December - 18	10,813	9,528
January - 19	11,566	10,156
February - 19	12,138	10,416
March - 19	12,333	10,493
April - 19	12,717	10,798
May - 19	12,601	10,295
June - 19	13,116	10,909
July - 19	13,152	10,772
August - 19	13,058	10,494
September - 19	13,065	10,800
October - 19	13,268	11,189
November - 19	13,434	11,317
December - 19	13,752	11,687
January - 20	13,737	11,444
February - 20	12,752	10,411
March - 20	10,888	9,032
April - 20	11,534	9,623
May - 20	12,557	10,048
June - 20	12,903	10,394
July - 20	13,504	10,638
August - 20	14,016	11,187
September - 20	13,820	10,901
October - 20	13,339	10,467
November - 20	14,790	12,090
December - 20	15,859	12,655
January - 21	15,753	12,521
February - 21	15,368	12,803
March - 21	15,602	13,110
April - 21	16,381	13,515
May - 21	16,502	13,969
June - 21	16,956	13,816
July - 21	18,098	13,921
August - 21	18,900	14,168
September - 21	17,690	13,767
October - 21	18,196	14,109
November - 21	17,811	13,454
December - 21	18,657	14,145
January - 22	16,658	13,462
February - 22	16,321	13,225
March - 22	16,658	13,326
April - 22	15,301	12,475
May - 22	15,104	12,586
June - 22	13,845	11,421
July - 22	15,030	11,991
August - 22	14,018	11,423
September - 22	12,932	10,360
October - 22	13,598	10,918
November - 22	14,939	12,149
December - 22	14,478	12,163
January - 23	15,613	13,149
February - 23	15,153	12,876
March - 23	16,156	13,211
April - 23	16,230	13,598
May - 23	15,819	13,040
June - 23	16,387	13,637
July - 23	16,584	14,080
August - 23	16,197	13,542
September - 23	15,400	13,086
October - 23	15,391	12,557
November - 23	17,259	13,724
December - 23	18,115	14,455
January - 24	18,578	14,540
February - 24	19,248	14,808
March - 24	19,413	15,312
April - 24	18,487	14,936
May - 24	19,355	15,534

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	22.35%	8.96%	0.00
MSCI EAFE Index	19.12%	8.57%	6.26%

AssetsNet	$ 76,980,121
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 181,027
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$76,980,121
# of Portfolio Holdings	34
Advisory Fees Paid	$181,027
Portfolio Turnover Rate	6%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

Netherlands	13.2%
France	12.6%
Denmark	9.9%
Switzerland	9.0%
Germany	7.7%
United States	7.2%
Argentina	6.7%
Ireland	6.1%
United Kingdom	6.1%
Taiwan	4.6%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Novo Nordisk ADR	9.9%
ASML Holding NY	6.8%
MercadoLibre	6.7%
Wolters Kluwer	6.4%
Dassault Systemes ADR	4.7%
Taiwan Semiconductor ADR	4.6%
Ferguson	3.6%
NICE Systems ADR	3.6%
SAP ADR	3.4%
Linde	3.1%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000065112
Shareholder Report [Line Items]
Fund Name	Sextant Short-Term Bond Fund
Class Name	SEXTANT SHORT-TERM BOND
Trading Symbol	STBFX
Annual or Semi-Annual Statement [Text Block]	This Semiannual Shareholder Report contains important information about the Sextant Short-Term Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sextant/short-term-bond-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/short-term-bond-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Short-Term Bond	$30.29	0.60%

Expenses Paid, Amount	$ 30.29
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, the Sextant Short-Term Bond Fund returned 1.96%. The Bloomberg US Aggregate 1-3 Year Index returned 2.06%. For the five-year period ended May 31, 2024, the Fund reported an annualized total return of 1.03%, compared to 1.20% for the Index. The primary reason for the Fund’s underperformance was lack of exposure to securitized debt, and cash positions.

Factors Affecting Past Performance

Persistent high inflation, economic growth uncertainty, and widening deficits among most world economies brought considerable market volatility in fiscal 2024. The Treasury curve was highly volatile throughout the year, with swings of over 100 basis points (bps) across the curve. Ultimately, the curve shifted up over the year, especially in the long end, marking a pronounced bear steepener.

As of May 31, 2024, the Sextant Short-Term Bond Fund had 49.2% of assets in bonds maturing inside of one year. In comparison, the Bloomberg US Aggregate 1-3 Year Index had 5.5% of such bonds. The Index held nearly 95% of its assets in bonds with maturities between one and three years, while the Fund held around 41.5% of its assets in such bonds. Bonds with maturities between zero and one years were the primary drivers of fiscal year 2024 performance, and the portfolio’s overweight to this maturity bucket aided performance. Overall, the Fund was positioned defensively during the six-month period, with an allocation to the very front end of the curve and only an 8% allocation to bonds outside of three years. This is reflected in the Fund’s effective duration of 1.43, shorter than the Index, which had an effective duration of 1.76 years.

Looking Forward

Federal Reserve policy changes, economic uncertainty, persistent high inflation, and elevated geopolitical risks may lead to continued volatility for yields and the Treasury curve in fiscal 2025. The Sextant Short-Term Bond Fund portfolio remains defensively positioned to better withstand anticipated yield curve changes, currency movements, and inflationary pressures. Our goal has always been to choose good companies and invest through cycles rather than engage in market timing with outsized active bets.

Line Graph [Table Text Block]
	Sextant Short-Term Bond Fund $11,159	Bloomberg US Aggregate 1-3 Year Index $11,352	Bloomberg US Aggregate Bond Index $11,329
May - 14	10,000	10,000	10,000
June - 14	9,989	9,996	10,005
July - 14	9,978	9,990	9,980
August - 14	10,006	10,007	10,090
September - 14	9,996	10,000	10,022
October - 14	10,026	10,029	10,120
November - 14	10,015	10,043	10,192
December - 14	9,965	10,018	10,202
January - 15	10,033	10,069	10,415
February - 15	10,020	10,054	10,318
March - 15	10,030	10,077	10,365
April - 15	10,058	10,086	10,328
May - 15	10,066	10,094	10,303
June - 15	10,055	10,091	10,191
July - 15	10,065	10,097	10,262
August - 15	10,054	10,091	10,247
September - 15	10,063	10,121	10,316
October - 15	10,092	10,117	10,318
November - 15	10,082	10,098	10,291
December - 15	10,072	10,084	10,258
January - 16	10,101	10,137	10,399
February - 16	10,090	10,147	10,473
March - 16	10,160	10,183	10,569
April - 16	10,189	10,197	10,609
May - 16	10,179	10,191	10,612
June - 16	10,226	10,252	10,803
July - 16	10,235	10,254	10,871
August - 16	10,245	10,243	10,859
September - 16	10,253	10,255	10,852
October - 16	10,261	10,252	10,769
November - 16	10,188	10,210	10,514
December - 16	10,219	10,216	10,529
January - 17	10,230	10,235	10,550
February - 17	10,241	10,252	10,621
March - 17	10,254	10,258	10,615
April - 17	10,264	10,277	10,697
May - 17	10,297	10,295	10,779
June - 17	10,289	10,290	10,769
July - 17	10,320	10,317	10,815
August - 17	10,330	10,338	10,912
September - 17	10,319	10,326	10,860
October - 17	10,308	10,323	10,866
November - 17	10,276	10,301	10,852
December - 17	10,270	10,305	10,902
January - 18	10,241	10,277	10,777
February - 18	10,210	10,267	10,674
March - 18	10,221	10,284	10,743
April - 18	10,213	10,273	10,663
May - 18	10,247	10,312	10,739
June - 18	10,238	10,313	10,726
July - 18	10,251	10,319	10,728
August - 18	10,285	10,355	10,797
September - 18	10,297	10,348	10,728
October - 18	10,291	10,359	10,643
November - 18	10,303	10,389	10,707
December - 18	10,381	10,470	10,903
January - 19	10,437	10,511	11,019
February - 19	10,450	10,528	11,013
March - 19	10,550	10,597	11,224
April - 19	10,566	10,621	11,227
May - 19	10,603	10,696	11,426
June - 19	10,681	10,755	11,570
July - 19	10,677	10,751	11,595
August - 19	10,756	10,836	11,896
September - 19	10,729	10,831	11,833
October - 19	10,787	10,867	11,868
November - 19	10,781	10,868	11,862
December - 19	10,798	10,893	11,854
January - 20	10,878	10,954	12,082
February - 20	10,957	11,043	12,299
March - 20	10,782	11,088	12,227
April - 20	10,968	11,148	12,444
May - 20	11,068	11,169	12,502
June - 20	11,104	11,185	12,581
July - 20	11,162	11,202	12,769
August - 20	11,154	11,204	12,666
September - 20	11,147	11,203	12,659
October - 20	11,118	11,202	12,602
November - 20	11,154	11,213	12,726
December - 20	11,166	11,228	12,744
January - 21	11,157	11,232	12,652
February - 21	11,104	11,225	12,470
March - 21	11,072	11,220	12,314
April - 21	11,104	11,229	12,411
May - 21	11,137	11,242	12,452
June - 21	11,120	11,225	12,539
July - 21	11,152	11,245	12,679
August - 21	11,139	11,245	12,655
September - 21	11,104	11,236	12,546
October - 21	11,069	11,199	12,542
November - 21	11,056	11,190	12,579
December - 21	11,043	11,173	12,547
January - 22	10,943	11,093	12,277
February - 22	10,885	11,043	12,140
March - 22	10,764	10,893	11,803
April - 22	10,665	10,832	11,355
May - 22	10,720	10,899	11,428
June - 22	10,644	10,823	11,249
July - 22	10,743	10,881	11,523
August - 22	10,645	10,794	11,198
September - 22	10,504	10,661	10,714
October - 22	10,495	10,647	10,575
November - 22	10,597	10,735	10,964
December - 22	10,616	10,757	10,915
January - 23	10,697	10,844	11,251
February - 23	10,623	10,763	10,960
March - 23	10,753	10,919	11,238
April - 23	10,790	10,957	11,306
May - 23	10,765	10,924	11,183
June - 23	10,760	10,880	11,143
July - 23	10,801	10,926	11,135
August - 23	10,818	10,967	11,064
September - 23	10,814	10,960	10,783
October - 23	10,834	10,995	10,613
November - 23	10,945	11,123	11,094
December - 23	11,036	11,257	11,518
January - 24	11,083	11,301	11,487
February - 24	11,062	11,262	11,324
March - 24	11,108	11,308	11,429
April - 24	11,087	11,270	11,140
May - 24	11,159	11,352	11,329

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Short-Term Bond	3.66%	1.03%	1.10%
Bloomberg US Aggregate 1-3 Year Index	3.92%	1.20%	1.27%
Bloomberg US Aggregate Bond Index	1.31%	- 0.17%	1.25%

AssetsNet	$ 10,827,122
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 27,275
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,827,122
# of Portfolio Holdings	37
Advisory Fees Paid	$27,275
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Government	35.0%
Financials	16.2%
Utilities	11.2%
Consumer Staples	8.9%
Communications	7.1%
Technology	5.6%
Consumer Discretionary	5.5%
Materials	2.8%
Industrials	1.8%
Health Care	1.4%
Other Assets (net of liabilities)	4.5%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

United States Treasury Note (2.375% due 05/15/2027)	5.6%
United States Cash Management Bill (-% due 08/8/2024)	5.5%
United States Treasury Note (2.250% due 10/31/2024)	5.5%
United States Treasury Bond (1.500% due 02/15/2025)	5.4%
United States Treasury Note (2.625% due 12/31/2025)	5.3%
Florida Power & Light (2.850% due 04/1/2025)	3.8%
United States Treasury Note (2.875% due 04/30/2025)	3.6%
Bank of America (3.500% due 04/19/2026)	3.6%
United States Cash Management Bill (-% due 06/27/2024)	3.2%
Edison International (3.550% due 11/15/2024)	3.2%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000153268
Shareholder Report [Line Items]
Fund Name	Sustainable Bond Fund
Class Name	SUSTAINABLE BOND
Trading Symbol	SEBFX
Annual or Semi-Annual Statement [Text Block]	This Semiannual Shareholder Report contains important information about the Sustainable Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sustainable/bond-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sustainable/bond-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Bond	$33.01	0.65%

Expenses Paid, Amount	$ 33.01
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Saturna Sustainable Bond Fund returned 3.14% for the first six months of the fiscal year as of May 31, 2024. The FTSE World Broad Investment-Grade Bond Index returned 1.10% for the same period. The Fund’s outperformance relative the Index can be attributed to differences in duration and currency exposures. The Fund reported a 30-day yield of 4.76%.

The Sustainable Bond Fund portfolio held 42 securities as of May 31, 2024. The Fund’s effective duration decreased from 5.03 years as of May 31, 2023, to 2.80 years as of May 31, 2024. The FTSE WorldBIG Index reported an effective duration of 6.54 years. In an interest rate environment marked by higher volatility on securities with longer maturities, the Fund’s duration profile was decreased to emphasize ownership of high-quality issuers and reduce duration risk.

As of May 31, 2024, Saturna Sustainable Bond Fund held 57.44% of its assets in US dollar-denominated securities, followed by 9.25% in Mexican peso-denominated securities, and 9.16% in euro-denominated securities. The Fund retained a currency weighting of 6.84% to the Colombian peso, 6.58% to the Canadian dollar, 5.22% to the Brazilian real, 3.05% to the Australian dollar, and 0.71% to the British pound. In contrast, the FTSE WorldBIG Index had 53.29% of its portfolio in the US dollar, 28.50% in the euro, and 5.87% in Japanese yen. Relative to the US dollar, the Mexican peso appreciated 2.19% over the trailing six-month period.

Line Graph [Table Text Block]
	Sustainable Bond Fund $11,232	FTSE WorldBIG Bond Index $10,128
March - 15	10,000	10,000
April - 15	9,945	10,103
May - 15	9,960	9,926
June - 15	9,856	9,878
July - 15	9,893	9,924
August - 15	9,839	9,953
September - 15	9,856	10,001
October - 15	9,894	10,009
November - 15	9,871	9,838
December - 15	9,809	9,896
January - 16	9,837	10,002
February - 16	9,744	10,199
March - 16	9,938	10,468
April - 16	9,996	10,574
May - 16	9,988	10,453
June - 16	10,099	10,724
July - 16	10,191	10,807
August - 16	10,224	10,757
September - 16	10,244	10,806
October - 16	10,257	10,521
November - 16	10,006	10,122
December - 16	9,990	10,088
January - 17	10,140	10,173
February - 17	10,214	10,212
March - 17	10,271	10,223
April - 17	10,291	10,355
May - 17	10,400	10,527
June - 17	10,496	10,524
July - 17	10,628	10,704
August - 17	10,628	10,816
September - 17	10,621	10,727
October - 17	10,519	10,688
November - 17	10,534	10,804
December - 17	10,579	10,838
January - 18	10,696	10,952
February - 18	10,600	10,842
March - 18	10,614	10,971
April - 18	10,565	10,804
May - 18	10,484	10,699
June - 18	10,442	10,674
July - 18	10,547	10,662
August - 18	10,531	10,663
September - 18	10,566	10,578
October - 18	10,425	10,449
November - 18	10,293	10,485
December - 18	10,244	10,695
January - 19	10,503	10,847
February - 19	10,517	10,788
March - 19	10,621	10,928
April - 19	10,680	10,907
May - 19	10,673	11,053
June - 19	10,816	11,298
July - 19	10,856	11,268
August - 19	10,946	11,508
September - 19	10,912	11,390
October - 19	10,978	11,470
November - 19	10,920	11,381
December - 19	10,969	11,431
January - 20	11,047	11,594
February - 20	11,079	11,676
March - 20	10,760	11,468
April - 20	10,927	11,662
May - 20	11,097	11,737
June - 20	11,191	11,844
July - 20	11,452	12,250
August - 20	11,455	12,210
September - 20	11,363	12,161
October - 20	11,319	12,145
November - 20	11,637	12,361
December - 20	11,717	12,514
January - 21	11,672	12,388
February - 21	11,570	12,157
March - 21	11,513	11,926
April - 21	11,650	12,069
May - 21	11,741	12,163
June - 21	11,707	12,075
July - 21	11,752	12,236
August - 21	11,741	12,179
September - 21	11,627	11,954
October - 21	11,570	11,916
November - 21	11,411	11,871
December - 21	11,496	11,836
January - 22	11,309	11,570
February - 22	11,204	11,405
March - 22	11,088	11,059
April - 22	10,820	10,434
May - 22	10,855	10,465
June - 22	10,598	10,138
July - 22	10,726	10,356
August - 22	10,610	9,932
September - 22	10,295	9,412
October - 22	10,295	9,367
November - 22	10,517	9,815
December - 22	10,514	9,808
January - 23	10,760	10,137
February - 23	10,584	9,813
March - 23	10,784	10,134
April - 23	10,854	10,205
May - 23	10,760	10,002
June - 23	10,913	10,025
July - 23	11,007	10,075
August - 23	10,854	9,954
September - 23	10,643	9,641
October - 23	10,514	9,526
November - 23	10,889	10,018
December - 23	11,244	10,439
January - 24	11,195	10,316
February - 24	11,159	10,174
March - 24	11,256	10,245
April - 24	11,061	9,986
May - 24	11,232	10,128

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Sustainable Bond	4.38%	1.03%	1.27%
FTSE WorldBIG Bond Index	1.26%	- 1.73%	0.10%

AssetsNet	$ 33,343,240
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 86,593
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,343,240
# of Portfolio Holdings	42
Advisory Fees Paid	$86,593
Portfolio Turnover Rate	7%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	25.0%
Germany	12.6%
United Arab Emirates	9.7%
United Kingdom	7.3%
Canada	6.6%
Netherlands	5.6%
Finland	4.8%
Philippines	4.0%
France	3.7%
Australia	3.1%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Int'l Bk Recon & Develop (4.250% due 01/22/2026)	4.8%
Canadian Imperial Bank (4.375% due 10/28/2080)	4.5%
United Utilities (6.875% due 08/15/2028)	4.4%
Inter-American Devel BK (7.500% due 12/5/2024)	4.3%
Int'l Bk Recon & Develop (5.000% due 10/7/2026)	4.2%
Asian Development Bank (6.000% due 02/5/2026)	4.0%
New York City NY Hsg Dev Corp (3.300% due 05/1/2062)	3.7%
First Abu Dhabi Bank PJSC (5.125% due 10/13/2027)	3.7%
MAF Global Securities (7.875% due PERP)	3.7%
AXA (5.125% due 01/17/2027)	3.7%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000153267
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	SUSTAINABLE EQUITY
Trading Symbol	SEEFX
Annual or Semi-Annual Statement [Text Block]	This Semiannual Shareholder Report contains important information about the Sustainable Equity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/sustainable/equity-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sustainable/equity-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Equity	$40.01	0.75%

Expenses Paid, Amount	$ 40.01
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, the Saturna Sustainable Equity Fund rose 13.37%. The S&P Global 1200 Index gained 15.28% over the period, while the Morningstar Global Large-Stock Blend category trailed at 13.20%. Relative to these two non-ESG benchmarks, the absence of oil and gas investments, and cash drag accounted for most of the performance gap.

The artificial intelligence (AI) frenzy launched by Nvidia’s May 2023 results has continued. Indications of declining inflation and imminent rate cuts that buoyed a wider cross-section of the market in late 2023, gave way to persistent inflation and the delaying of interest rate reductions. Several of the mega-cap Technology stocks that accounted for most of the index gains continued to drive index performance through the first half of the fiscal year. Nvidia remains the leader, having appreciated over 130% over the trailing six-month period. The result has been continued outperformance of the market-cap weight S&P 500 Index versus the equal-weighted S&P 500 Index.

Nvidia was the best performing stock and a top contributor to the Saturna Sustainable Equity Fund for the past six months, followed by Taiwan Semiconductor, Eli Lilly, and Novo Nordisk. The latter three have all been significant contributors over the past few years, which we believe will continue. As the world’s premier semiconductor foundry, Taiwan Semiconductor makes the chips that Nvidia sells to power the AI revolution. Lilly and Novo Nordisk continue to struggle to meet demand for their weight loss drugs Wegovy and Mounjaro. Wegovy may have added cardiovascular benefits, while Mounjaro may help with sleep apnea. We may see additional indications in future. Lululemon, a strong performer in the previous financial year, declined the most among our holdings in the first six months as new competitors and cautious consumers weighed on growth.

With a presidential election approaching, we refrain from opining on the outlook over the coming year. The two candidates have widely divergent opinions on a host of issues including taxation, tariffs, immigration, fossil fuels, alternative energy and others. Adding to the uncertainty has been economic resilience in terms of jobs and wages defying the inverted yield curve prognostications of recession, while consumers remain scarred from the pandemic-engendered period of high inflation.

Line Graph [Table Text Block]
	Sustainable Equity Fund $20,139	S&P Global 1200 Index $24,440
March - 15	10,000	10,000
April - 15	9,960	10,279
May - 15	10,000	10,304
June - 15	9,790	10,060
July - 15	9,800	10,196
August - 15	9,118	9,531
September - 15	9,018	9,193
October - 15	9,579	9,925
November - 15	9,759	9,874
December - 15	9,599	9,703
January - 16	9,047	9,146
February - 16	9,017	9,082
March - 16	9,408	9,720
April - 16	9,328	9,881
May - 16	9,378	9,927
June - 16	9,208	9,852
July - 16	9,609	10,273
August - 16	9,749	10,308
September - 16	9,810	10,351
October - 16	9,629	10,186
November - 16	9,459	10,320
December - 16	9,462	10,566
January - 17	9,654	10,836
February - 17	9,987	11,130
March - 17	10,219	11,284
April - 17	10,410	11,455
May - 17	10,673	11,706
June - 17	10,703	11,770
July - 17	10,905	12,084
August - 17	10,975	12,121
September - 17	11,106	12,384
October - 17	11,449	12,643
November - 17	11,540	12,895
December - 17	11,711	13,085
January - 18	12,310	13,805
February - 18	11,955	13,231
March - 18	11,843	12,964
April - 18	11,782	13,104
May - 18	11,975	13,154
June - 18	11,955	13,131
July - 18	12,300	13,559
August - 18	12,564	13,696
September - 18	12,514	13,797
October - 18	11,487	12,795
November - 18	11,700	12,962
December - 18	11,036	12,016
January - 19	11,775	12,935
February - 19	12,185	13,301
March - 19	12,472	13,491
April - 19	13,149	13,985
May - 19	12,452	13,179
June - 19	13,241	14,045
July - 19	13,323	14,079
August - 19	13,241	13,817
September - 19	13,334	14,146
October - 19	13,580	14,521
November - 19	13,929	14,902
December - 19	14,452	15,407
January - 20	14,369	15,273
February - 20	13,596	14,022
March - 20	12,329	12,215
April - 20	13,287	13,478
May - 20	14,153	14,084
June - 20	14,741	14,491
July - 20	15,854	15,173
August - 20	16,617	16,131
September - 20	16,390	15,593
October - 20	15,813	15,165
November - 20	17,235	17,046
December - 20	17,977	17,808
January - 21	17,729	17,669
February - 21	17,553	18,122
March - 21	18,142	18,750
April - 21	18,691	19,600
May - 21	18,887	19,932
June - 21	18,980	20,161
July - 21	19,353	20,400
August - 21	19,839	20,902
September - 21	18,804	20,031
October - 21	19,570	21,128
November - 21	19,187	20,726
December - 21	20,007	21,645
January - 22	18,560	20,643
February - 22	17,706	20,093
March - 22	17,769	20,625
April - 22	16,645	18,993
May - 22	16,645	19,104
June - 22	15,354	17,468
July - 22	16,384	18,757
August - 22	15,260	17,974
September - 22	14,084	16,280
October - 22	14,885	17,386
November - 22	16,124	18,782
December - 22	15,727	18,002
January - 23	16,557	19,293
February - 23	16,147	18,746
March - 23	16,840	19,387
April - 23	17,198	19,721
May - 23	16,630	19,553
June - 23	17,418	20,717
July - 23	17,649	21,385
August - 23	17,229	20,863
September - 23	16,494	19,959
October - 23	16,252	19,423
November - 23	17,765	21,201
December - 23	18,686	22,212
January - 24	19,025	22,417
February - 24	19,853	23,410
March - 24	19,991	24,227
April - 24	19,227	23,370
May - 24	20,139	24,440

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Sustainable Equity	21.10%	10.09%	7.90%
S&P Global 1200 Index	24.99%	13.13%	10.20%

AssetsNet	$ 24,587,651
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 75,568
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$24,587,651
# of Portfolio Holdings	48
Advisory Fees Paid	$75,568
Portfolio Turnover Rate	6%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	39.3%
France	11.4%
Switzerland	8.8%
United Kingdom	6.7%
Japan	6.5%
Denmark	5.6%
Netherlands	5.5%
Taiwan	3.3%
Sweden	2.6%
Canada	2.4%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Novo Nordisk ADR	5.6%
NVIDIA	4.4%
United States Cash Management Bill (-% due 06/27/2024)	3.7%
Schneider Electric ADR	3.5%
Taiwan Semiconductor ADR	3.3%
Wolters Kluwer	3.3%
Nintendo ADR	3.1%
Eli Lilly	3.0%
Tractor Supply	2.9%
Legrand	2.7%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762